UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Exchange Fund

September 30, 2005

1.807724.101 EXC QTLY 1105

Investments September 30, 2005 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 97.7%
	Shares	Value

CONSUMER DISCRETIONARY – 17.7%
Auto Components 0.1%
Dana Corp.	22,174	$208,657
Automobiles – 0.2%
General Motors Corp.	15,890	486,393
Hotels, Restaurants & Leisure 2.9%
McDonald’s Corp.	201,170	6,737,183
Household Durables – 0.5%
The Stanley Works	23,948	1,117,893
Media – 8.4%
Gannett Co., Inc.	61,737	4,249,358
Knight-Ridder, Inc.	2,696	158,201
McGraw Hill Companies, Inc.	150,958	7,252,022
News Corp. Class A	3,612	56,311
The DIRECTV Group, Inc. (a)	16,147	241,882
Tribune Co.	94,030	3,186,677
Viacom, Inc. Class B (non-vtg.)	24,041	793,593
Walt Disney Co.	164,487	3,969,071
		19,907,115
Multiline Retail – 0.7%
Federated Department Stores, Inc.	8,538	570,936
Neiman Marcus Group, Inc. Class B	11,452	1,143,253
		1,714,189
Textiles, Apparel & Luxury Goods – 4.9%
Coach, Inc. (a)	365,992	11,477,509

TOTAL CONSUMER DISCRETIONARY		41,648,939

CONSUMER STAPLES – 13.1%
Beverages – 2.6%
Anheuser-Busch Companies, Inc.	70,087	3,016,544
The Coca-Cola Co.	72,998	3,152,784
		6,169,328
Food & Staples Retailing – 0.3%
SUPERVALU, Inc.	26,367	820,541
Food Products 0.4%
General Mills, Inc.	4,999	240,952
Sara Lee Corp.	37,899	718,186
		959,138

Quarterly Report	2

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Household Products – 4.4%
Colgate-Palmolive Co.	65,295	$3,446,923
Procter & Gamble Co.	117,858	7,007,837
		10,454,760
Personal Products 3.1%
Gillette Co.	124,221	7,229,662
Tobacco 2.3%
Altria Group, Inc.	72,270	5,327,022

TOTAL CONSUMER STAPLES		30,960,451

ENERGY 11.1%
Energy Equipment & Services – 2.0%
Schlumberger Ltd. (NY Shares)	50,548	4,265,240
Transocean, Inc. (a)	9,870	605,130
		4,870,370
Oil, Gas & Consumable Fuels – 9.1%
Chevron Corp.	87,280	5,649,634
Exxon Mobil Corp.	202,294	12,853,761
Kerr-McGee Corp.	7,253	704,339
Royal Dutch Shell PLC Class A sponsored ADR	33,010	2,166,776
		21,374,510

TOTAL ENERGY		26,244,880

FINANCIALS – 12.8%
Capital Markets 1.8%
Lehman Brothers Holdings, Inc.	31,599	3,680,652
Waddell & Reed Financial, Inc. Class A	35,246	682,363
		4,363,015
Consumer Finance – 4.8%
American Express Co.	195,503	11,229,692
Diversified Financial Services – 2.7%
Citigroup, Inc.	109,805	4,998,324
JPMorgan Chase & Co.	39,181	1,329,411
		6,327,735
Insurance – 3.5%
Berkshire Hathaway, Inc. Class B (a)	1,905	5,202,555

3 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

FINANCIALS – continued
Insurance – continued
The St. Paul Travelers Companies, Inc.	7,061	$316,827
Torchmark Corp.	51,595	2,725,764
		8,245,146

TOTAL FINANCIALS		30,165,588

HEALTH CARE – 16.3%
Health Care Equipment & Supplies – 4.6%
Becton, Dickinson & Co.	84,290	4,419,325
Guidant Corp.	81,898	5,641,953
Zimmer Holdings, Inc. (a)	11,487	791,339
		10,852,617
Health Care Providers & Services – 0.0%
Medco Health Solutions, Inc. (a)	532	29,170
Pharmaceuticals – 11.7%
Bristol-Myers Squibb Co.	138,035	3,321,122
Eli Lilly & Co.	30,231	1,617,963
Johnson & Johnson	142,669	9,028,094
Merck & Co., Inc.	59,161	1,609,771
Pfizer, Inc.	172,694	4,312,169
Schering-Plough Corp.	132,858	2,796,661
Wyeth	102,174	4,727,591
		27,413,371

TOTAL HEALTH CARE		38,295,158

INDUSTRIALS – 13.9%
Aerospace & Defense – 2.6%
Raytheon Co.	35,600	1,353,512
United Technologies Corp.	90,328	4,682,604
		6,036,116
Commercial Services & Supplies – 0.4%
Waste Management, Inc.	33,125	947,706
Industrial Conglomerates – 7.8%
3M Co.	52,960	3,885,146
General Electric Co.	427,163	14,382,579
		18,267,725

Quarterly Report

4

Common Stocks continued
	Shares	Value

INDUSTRIALS – continued
Machinery – 2.6%
Parker Hannifin Corp.	67,602	$ 4,347,485
SPX Corp.	40,291	1,851,371
		6,198,856
Road & Rail 0.5%
Union Pacific Corp.	17,560	1,259,052

TOTAL INDUSTRIALS		32,709,455

INFORMATION TECHNOLOGY – 9.1%
Communications Equipment – 1.8%
Motorola, Inc.	194,748	4,301,983
Computers & Peripherals – 5.0%
Hewlett-Packard Co.	313,392	9,151,046
International Business Machines Corp.	33,898	2,719,298
		11,870,344
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (a)	61,373	2,009,966
Semiconductors & Semiconductor Equipment – 0.4%
Cabot Microelectronics Corp. (a)	11,977	351,884
Freescale Semiconductor, Inc. Class B (a)	21,503	507,041
		858,925
Software 1.0%
Microsoft Corp.	90,290	2,323,162

TOTAL INFORMATION TECHNOLOGY		21,364,380

MATERIALS 2.5%
Chemicals – 2.5%
Air Products & Chemicals, Inc.	84,853	4,678,794
Cabot Corp.	37,691	1,244,180
		5,922,974

TELECOMMUNICATION SERVICES – 1.2%
Wireless Telecommunication Services – 1.2%
ALLTEL Corp.	1,756	114,333
Sprint Nextel Corp.	110,210	2,620,794
		2,735,127

TOTAL COMMON STOCKS
(Cost $23,090,971)		230,046,952

5		Quarterly Report

Investments (Unaudited) continued

Money Market Funds 2.2%
	Shares	Value
Fidelity Cash Central Fund, 3.82% (b)
(Cost $5,267,440)	5,267,440	$ 5,267,440
TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $28,358,411)		235,314,392
NET OTHER ASSETS – 0.1%		191,352
NET ASSETS 100%		$ 235,505,744

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Income Tax Information

At September 30, 2005, the aggregate cost of investment securities for income tax purposes was $28,358,411. Net unrealized appreciation aggregated $206,955,981, of which $209,475,042 related to appreciated investment securities and $2,519,061 related to depreciated investment securities.

Quarterly Report 6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.
or an affiliate.

7 Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 18, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	November 18, 2005